Note 5 - Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										0 Months Ended		12 Months Ended			1 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Less Than Two Years [Member] Natural Gas [Member]	Dec. 31, 2013 Expiring In Two To Six Years [Member] Natural Gas [Member]	Dec. 31, 2013 Weather Derivatives [Member]	Dec. 31, 2012 Weather Derivatives [Member]	Dec. 31, 2011 Weather Derivatives [Member]	May 31, 2013 Senior Notes [Member]	May 31, 2011 Senior Notes [Member]	Dec. 31, 2013 2012 Interest Rate Swap [Member]	Dec. 31, 2012 2012 Interest Rate Swap [Member]	Sep. 30, 2012 Interest Rate Swap [Member]	Apr. 30, 2013 Interest Rate Swap 1 [Member]	Apr. 30, 2013 Interest Rate Swap 2 [Member]	Dec. 31, 2012 2012 Interest Rate Swap [Member]	May 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2013 Natural Gas Derivatives [Member] Maximum [Member]	Dec. 31, 2013 Natural Gas Derivatives [Member] Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Note 5 - Derivative Instruments (Details) [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 80	[1]	$ 39	[1]
Derivative, Collateral, Obligation to Return Cash																							9
Increase (Decrease) in Risk Management Assets and Liabilities	(66)		(72)		17
Derivative, Term of Contract													10 years			10 years	10 years				6 years	2 years
Derivative, Notional Amount																50	50	200
Derivative, Swaption Interest Rate																1.98%	1.98%			1.85%
Derivative, Fixed Interest Rate														1.78%
Derivative Asset, Notional Amount															250					300
Proceeds from Derivative Instrument, Financing Activities																			6
Amortization Period of Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge																			10 years
Debt Instrument, Term											30 years
Debt Instrument, Face Amount												300
Debt Instrument, Interest Rate, Stated Percentage											4.40%	6.40%
Interest Rate Cash Flow Hedge Asset at Fair Value			3
Percent Of Derivative Contracts						97.00%	3.00%
Collateral Already Posted, Aggregate Fair Value	121		69
Derivative, Gain (Loss) on Derivative, Net								(5)	(14)	(9)
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months	$ 2

[1]	At December 31, 2013 and 2012 we held letters of credit from counterparties that would offset, under master netting arrangements, an insignificant portion of these assets.